ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 248,456	$ 321,815
Real estate taxes payable	667,811	415,124
Accrued compensation, board fees and other	300,500	343,750
Interest payable	66,468	62,749
Accounts payable and accrued liabilities	$ 1,283,235	$ 1,143,438